Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Recovery of future customer compensation	$61,306	$58,319
Insurance recovery asset	480	480
Prepaid expenses	8,391	9,573
Other current assets	5,510	4,132

Total prepaid expenses and other current assets	$75,687	$72,504

Prepaid expenses and other current assets at December 31, 2021 and 2020 consist of the following (in thousands):

	2021	2020
Recovery of future customer compensation	$58,319	$75,257
Insurance recovery asset	480	2,500
Prepaid expenses	9,573	2,309
Other current assets	4,132	—

Total prepaid expenses and other current assets	$72,504	$80,066